10. Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2020
Recoverable Taxes
Schedule of recoverable taxes

	2020	2019

State VAT tax credits - ICMS (note 10.1)	1,435	2,621
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS (note 10.2)	1,926	854
Social Security Contribution – INSS (note 10.3)	299	321
Income tax and social contribution prepayments (*)	462	472
Other	47	49
Other recoverable taxes – Éxito Group	130	77
Total	4,299	4,394

Current	1,199	1,692
Non-current	3,100	2,702

(*) Includes Éxito’s amount of R$440 (R$340 on December31, 2019).

Schedule of future realization of revoverable taxes

including new elements that contribute to the recoverability of ICMS tax credits. The expected recoverability of ICMS tax credits is demonstrated as follows:

Up to one year	261
From 1 to 2 years	175
From 2 to 3 years	173
From 3 to 4 years	157
From 4 to 5 years	153
More than 5 years	516
1,435

Schedule of realization of the PIS and COFINS

The realization of the PIS and COFINS balance is shown below:

Consolidated

Up to one year	285
From 1 to 2 years	297
From 2 to 3 years	300
From 3 to 4 years	310
From 4 to 5 years	317
More than 5 years	417
1,926